Inventory (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventories

Inventories, consisting of material, material overhead, labor, and manufacturing overhead, are stated at the lower of cost (first-in, first-out) or market and consist of the following:

	December 31, 2017	December 31, 2016
Raw materials	$76,677	$-
Finished goods	178,809	-
	$255,486	$-